Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees [1]	Prod. Entitlements	Bonuses [2]	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 8,950,979	$ 0	$ 684,781	$ 0	$ 9,363,200	$ 0	$ 0	$ 0	$ 18,998,960
UNITED STATES | U.S. Federal Government [Member]
Total	$ 8,950,979	$ 0	$ 684,781	$ 0	$ 9,363,200	$ 0	$ 0	$ 0	$ 18,998,960

[1]	Represents federal reclamation fees.
[2]	Represents bonus bid payments to the Bureau of Land Management of the U.S. Department of Interior for federal coal leases.